UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

                                                    Investment Company Act file number 811-9545

Seligman Time Horizon/Harvester Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:                    (212) 850-1864

                                                    Date of fiscal year end:         12/31

                                                    Date of reporting period:      12/31/03

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC. Annual Report December 31, 2003

Seligman
140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

Your annual shareholder report for Seligman Time Horizon/Harvester Series, Inc. follows this letter. This report contains an interview with the Series’ Portfolio Manager, as well as the Series’ investment results and financial statements, including portfolios of investments.

For the year ended December 31, 2003, based on the net asset value of Class A shares, Seligman Time Horizon 30 Fund delivered a total return of 39.22%, Seligman Time Horizon 20 Fund delivered 37.96%, Seligman Time Horizon 10 Fund delivered 32.96%, and Seligman Harvester Fund delivered 21.44%.

As you are probably aware, the mutual fund industry has been dealing with the issue of market timing and other disruptive or illegal trading practices in mutual fund shares. J. & W. Seligman & Co. Incorporated, which manages a family of mutual funds, including your Fund, has conducted an extensive internal review regarding these matters, the results of which have been previously reported to shareholders. For more information, please visit www.seligman.com.*

We appreciate your continued support of Seligman Time Horizon/ Harvester Series, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris Chairman

Brian T. Zino President

February 24, 2004

*

The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

1

Interview With Your Portfolio Manager
Charles W. Kadlec

Q:	How did Seligman Time Horizon/Harvester Series, Inc. perform for the fiscal year ended December 31, 2003?

A:

During this time, based on the net asset value of Class A shares, Seligman Time Horizon 30 Fund delivered a total return of 39.22%, Seligman Time Horizon 20 Fund delivered 37.96%, Seligman Time Horizon 10 Fund delivered 32.96%, and Seligman Harvester Fund delivered 21.44%.

Q:	What market conditions and events materially affected the Funds’ performances during the period?

A:

Equity markets around the world, after more than two years of declines, staged an impressive rally in 2003. US markets were driven higher by the fall of Iraq to coalition forces, better-than-expected economic growth, higher-than-expected corporate profits, extraordinary productivity gains, and continued low interest rates and low inflation.

Continued strong productivity gains indicate that the capital spending boom of the last half of the 1990s continues to pay dividends. Such gains reduce unit labor costs even as real income rises and increases profit margins. Even during the economic slowdown, productivity continued to advance on average more than 3% a year. And during this past year, productivity surged. That allowed companies to pay higher wages even as they reduced unit labor costs, increased profits, and held the line on price increases.

Investor willingness to take on additional risk within this improving economic environment was evidenced by the fact that smaller-company stocks were pursued to a greater degree than large-company stocks.

Mid-cap stocks outperformed large-caps, but underperformed small-caps. An increased tolerance for risk was also seen in the fixed-income market. The highest-quality bonds, such as US Treasury securities, delivered the weakest returns, while lower-quality high-yield bonds had an outstanding year.

Stimulative monetary policies throughout the world and the aggressively pro-growth fiscal policy in the US boosted economic activity around the world, and global equities posted strong returns. Global investors were more confident and risk-tolerant than they have been in years, and favored more cyclical and volatile investments. This was particularly evident in the strength of the emerging-markets rally that took place in 2003.

Q:	What investment strategies or techniques materially affected the Funds’ performances during the period?

A:	All the Funds’ underlying funds contributed positively to portfolio performance. Some, however, delivered outstanding returns.

All the Funds in the Series benefited from their significant exposure to the technology sector. Seligman Time Horizon 30 Fund, however, had the greatest exposure, and so benefited the most, while Seligman Harvester Fund had the lowest exposure, and so benefited least from the impressive tech-market rally of 2003.

Seligman Time Horizon 30, 20, and 10 Funds all have somewhat heavy weightings in small- and mid-cap stocks and so benefited from the outsized performances delivered in these areas. However, even Seligman Harvester Fund, the Series’ most

2

Interview With Your Portfolio Manager
Charles W. Kadlec

conservative offering, provides some exposure to mid-cap stocks.

All the Funds benefited from their exposure to international stock markets, but Seligman Time Horizon 30 Fund, with its relatively heavy exposure to global smaller companies and emerging markets, benefited to the greatest degree since these areas delivered particularly strong performances.

Fixed-income investments generally lagged equity investments in 2003. This equity-market outperformance benefited Seligman Time Horizon 30 and 20 Funds, which hold no fixed-income funds.

Most of Seligman Time Horizon 10 Fund’s exposure to fixed income is through the Seligman High-Yield Bond Series, which delivered double-digit returns that approached the returns seen in the equity markets.

Seligman Harvester Fund has the same exposure to high-yield as Seligman Time Horizon 10 Fund, but its fixed-income allocation is heavier overall. It is the only Fund in the Series to hold Seligman U.S. Government Securities Series, which delivered a weak, although positive, total return. It is important to note that Seligman U.S. Government Securities Series was the Series’ best-performing underlying fund in fiscal-year 2002, and Seligman Harvester Fund benefited from its exposure to this asset class last year.

The views and opinions expressed are those of the Portfolio Manager, are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendation for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

Portfolio Management

Seligman Time Horizon/ Harvester Series is managed by Charles W. Kadlec. Mr. Kadlec has been a Managing Director of J. & W. Seligman & Co. Incorporated since January 1992 and Chief Investment Strategist for Seligman Advisors since April 1997. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time Horizon Matrix and Seligman Harvester. Mr. Kadlec is assisted in the management of the Series by a team of investment professionals.

3

Benchmark Descriptions

Composite indices and averages were created by the Manager using widely recognized indices and established Lipper averages. These benchmarks were selected because the Manager believes they correlate, based on asset class, to the underlying Seligman Funds in which each Fund invests. The benchmarks use the same allocations to each asset class targeted by each Fund in the Seligman Time Horizon/Harvester Series. These benchmarks are used in the charts and tables that follow. All benchmarks exclude the effects of taxes and sales charges. The composite indices also exclude the effects of fees. Investors cannot invest directly in a composite index or average.

COMPOSITE INDICES

The Horizon 30 Composite Index consists of the following indices: 30% Russell 2000 Index (US Small-Cap Stocks), 30% Russell Midcap Index (US Midcap Stocks), 10% S&P 500 Composite Stock Index “S&P 500” (US Large-Cap Stocks), 15% Citigroup Extended Markets Index World Ex US (International Small-Company Stocks), 10% Morgan Stanley Capital International “MSCI” Emerging Markets Free Index (Emerging Market Stocks), 5% MSCI Europe Australasia Far East “EAFE” Index (International Large-Cap Stocks).

The Horizon 20 Composite Index consists of the following indices: 25% Russell 2000 Index, 25% Russell Midcap Index, 20% S&P 500, 10% Citigroup Extended Markets Index World Ex US, 10% MSCI Emerging Markets Free Index, 10% MSCI EAFE Index.

The Horizon 10 Composite Index consists of the following indices: 15% Russell 2000 Index, 25% Russell Midcap Index, 20% S&P 500, 5% Citigroup Extended Markets Index World Ex US, 5% MSCI Emerging Markets Free Index, 10% MSCI EAFE Index, 15% Citigroup High Yield Market Index (High-Yield Corporate Bonds), 5% Lehman Brothers Government/Credit Bond Index (Investment-Grade Corporate Bonds).

The Harvester Composite Index consists of the following indices: 10% Russell Midcap Index, 35% S&P 500, 15% MSCI EAFE Index, 15% Citigroup High Yield Market Index, 15% Lehman Brothers Government/ Credit Bond Index, 10% Lehman Brothers Government Bond Index (US Government Securities).

LIPPER COMPOSITE AVERAGES

The Lipper Composite Average for Time Horizon 30 Fund consists of the following Lipper Averages: 3% Small Cap Growth Funds Average, 13% Small Cap Value Funds Average, 16% Science & Technology Funds Average, 22% Mid Cap Growth Funds Average, 3% Large Cap Growth Funds Average, 3% Large Cap Value Funds Average, 10% Emerging Markets Fund Average, 25% Global Small Companies Funds Average, 5% International Funds Average.

The Lipper Composite Average for Time Horizon 20 Fund consists of the following Lipper Averages: 3% Small Cap Growth Funds Average, 12% Small Cap Value Funds Average, 10% Science & Technology Funds Average, 20% Mid Cap Growth Funds Average, 9% Large Cap Growth Funds Average, 9% Large Cap Value Funds Average, 10% Emerging Markets Funds Average, 17% Global Small Companies Funds Average, 10% International Funds Average.

The Lipper Composite Average for Time Horizon 10 Fund consists of the following Lipper Averages: 3% Small Cap Growth Funds Average, 6% Small Cap Value Funds Average, 10% Science & Technology Funds Average, 20% Mid Cap Growth Funds Average, 9% Large Cap Growth Funds Average, 9% Large Cap Value Funds Average, 5% Emerging Markets Funds Average, 8% Global Small Companies Funds Average, 10% International Funds Average, 15% High Current Yield Funds Average, 5% Corporate Debt Funds BBB-Rated Average.

The Lipper Composite Average for Harvester Fund consists of the following Lipper Averages: 10% Mid Cap Growth Funds Average, 11% Large Cap Growth Funds Average, 11% Large Cap Value Funds Average, 15% Large Cap Core Funds Average, 5% Global Funds Average, 12% International Funds Average, 15% High Current Yield Funds Average, 15% Corporate Debt Funds BBB-Rated Average, 10% US Government Bond Funds Average.

4

Index and Average Returns

For Periods Ended December 31, 2003	Six Months*	One Year	Since Inception 1/10/00**

Russell 2000 Index	24.92%	47.25%	4.03%
Russell Midcap Index	21.30	40.06	4.57
S&P 500	15.14	28.67	(5.19)
Citigroup Extended Markets Index World Ex US	30.79	53.73	1.80
Citigroup High Yield Market Index	9.05	30.62	6.34	†
MSCI EAFE Index	26.69	39.17	(4.72)
MSCI EMF Index	34.57	56.28	(1.04)
Lehman Brothers Government Bond Index	(1.23)	2.36	8.60
Lehman Brothers Government/Credit Bond Index	(0.53)	4.67	9.07
Lipper Small Cap Growth Funds Average	22.93	44.77	(3.25	)ø
Lipper Small Cap Value Funds Average	24.12	42.29	15.47	ø
Lipper Science & Technology Funds Average	24.77	55.75	(19.62	)ø
Lipper Mid Cap Growth Funds Average	17.23	35.93	(7.11	)ø
Lipper Large Cap Growth Funds Average	12.89	26.75	(11.52	)ø
Lipper Large Cap Value Funds Average	15.66	28.44	1.20	ø
Lipper Large Cap Core Funds Average	13.71	25.53	(6.48	)ø
Lipper Emerging Markets Funds Average	34.51	55.24	(0.06	)ø
Lipper Global Small Companies Funds Average	26.60	46.05	(1.56	)ø
Lipper Global Funds Average	19.69	32.06	(4.09	)ø
Lipper International Funds Average	23.95	34.75	(5.65	)ø
Lipper High Current Yield Funds Average	8.39	24.36	3.87	ø
Lipper General US Government Bond Funds Average	(1.11)	1.39	7.52	ø
Lipper Corporate Debt BBB-Rated Funds Average	1.38	8.61	8.09	ø

*	Not annualized.
**	Annualized.
†	From December 31, 1999.
ø	From January 13, 2000.

5

Performance Overview
Seligman Time Horizon 30 Fund

This chart compares a $10,000 hypothetical investment made in Seligman Time Horizon 30 Fund Class A shares since the commencement of operations on January 10, 2000, through December 31, 2003, to $10,000 investments made in the Horizon 30 Composite Index and the S&P 500 for the same period. The results for Seligman Time Horizon 30 Fund Class A shares were determined with and without the initial 4.75% maximum sales charge, and assume that all distributions within the period are invested in additional shares. The performances of Seligman Time Horizon 30 Fund Class B, Class C, and Class D shares are not shown in this chart but are included in the table on page 7. This chart does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. It is important to keep in mind that the Horizon 30 Composite Index and the S&P 500 exclude the effects of taxes, fees and sales charges.

The performances of Class B, Class C, and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

See footnotes on page 14.

6

Performance Overview
Seligman Time Horizon 30 Fund

Investment Results

Total Returns
For Periods Ended December 31, 2003

		Average Annual

	Six Months*	One Year	Since Inception†

Class A**

With Sales Charge	16.63%	32.71%	(5.53)%
Without Sales Charge	22.41	39.22	(4.36)
Class B**

With CDSC***	17.08	33.60	(5.60)
Without CDSC	22.08	38.60	(4.85)
Class C**

With Sales Charge and CDSC	19.75	36.23	(6.72)
Without Sales Charge and CDSC	22.08	38.60	(6.47)
Class D**

With 1% CDSC	21.08	37.60	n/a
Without CDSC	22.08	38.60	(6.56)
Benchmarks

Horizon 30 Composite Index(1)	24.79	44.71	2.30
Horizon 30 Lipper Composite Average(1)	23.73	44.10	(2.63)
S&P 500(2)	15.14	28.67	(5.19)

Net Asset Value Per Share

	12/31/03	6/30/03	12/31/02
Class A	$5.68	$4.64	$4.08
Class B	5.53	4.53	3.99
Class C	5.53	4.53	3.99
Class D	5.53	4.53	3.99

See footnotes on page 14.

7

Performance Overview
Seligman Time Horizon 20 Fund

This chart compares a $10,000 hypothetical investment made in Seligman Time Horizon 20 Fund Class A shares since the commencement of operations on January 10, 2000, through December 31, 2003, to $10,000 investments made in the Horizon 20 Composite Index and the S&P 500 for the same period. The results for Seligman Time Horizon 20 Fund Class A shares were determined with and without the initial 4.75% maximum sales charge, and assume that all distributions within the period are invested in additional shares. The performances of Seligman Time Horizon 20 Fund Class B, Class C, and Class D shares are not shown in this chart but are included in the table on page 9. This chart does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. It is important to keep in mind that the Horizon 20 Composite Index and the S&P 500 exclude the effects of taxes, fees and sales charges.

The performances of Class B, Class C, and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

See footnotes on page 14.

8

Performance Overview
Seligman Time Horizon 20 Fund

Investment Results

Total Returns
For Periods Ended December 31, 2003

		Average Annual

	Six Months*	One Year	Since Inception†

Class A**

With Sales Charge	15.95%	31.55%	(5.56)%
Without Sales Charge	21.67	37.96	(4.39)
Class B**

With CDSC***	16.46	32.25	(8.69)
Without CDSC	21.46	37.25	(7.99)
Class C**

With Sales Charge and CDSC	19.14	34.90	(5.86)
Without Sales Charge and CDSC	21.46	37.25	(5.63)
Class D**

With 1% CDSC	20.46	36.25	n/a
Without CDSC	21.46	37.25	(5.74)
Benchmarks

Horizon 20 Composite Index(1)	23.79	42.48	1.00
Horizon 20 Lipper Composite Average(1)	22.44	40.97	(2.32)
S&P 500(2)	15.14	28.67	(5.19)

Net Asset Value Per Share

	12/31/03	6/30/03	12/31/02
Class A	$5.67	$4.64	$4.11
Class B	5.49	4.53	4.00
Class C	5.49	4.53	4.00
Class D	5.49	4.53	4.00

See footnotes on page 14.

9

Performance Overview
Seligman Time Horizon 10 Fund

This chart compares a $10,000 hypothetical investment made in Seligman Time Horizon 10 Fund Class A shares since the commencement of operations on January 10, 2000, through December 31, 2003, to $10,000 investments made in the Horizon 10 Composite Index and the S&P 500 for the same period. The results for Seligman Time Horizon 10 Fund Class A shares were determined with and without the initial 4.75% maximum sales charge, and assume that all distributions within the period are invested in additional shares. The performances of Seligman Time Horizon 10 Fund Class B, Class C, and Class D shares are not shown in this chart but are included in the table on page 11. This chart does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. It is important to keep in mind that the Horizon 10 Composite Index and the S&P 500 exclude the effects of taxes, fees and sales charges.

The performances of Class B, Class C, and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

See footnotes on page 14.

10

Performance Overview
Seligman Time Horizon 10 Fund

Investment Results

Total Returns
For Periods Ended December 31, 2003

		Average Annual

	Six Months*	One Year	Since Inception†

Class A**

With Sales Charge	12.32%	26.61%	(5.32)%
Without Sales Charge	18.03	32.96	(4.14)
Class B**

With CDSC***	12.58	26.71	(6.31)
Without CDSC	17.58	31.71	(5.62)
Class C**

With Sales Charge and CDSC	15.34	29.47	(7.39)
Without Sales Charge and CDSC	17.58	31.71	(7.14)
Class D**

With 1% CDSC	16.58	30.71	n/a
Without CDSC	17.58	31.71	(5.90)
Benchmarks

Horizon 10 Composite Index(1)	19.36	37.08	2.14
Horizon 10 Lipper Composite Average(1)	18.20	35.61	(2.11)
S&P 500(2)	15.14	28.67	(5.19)

Net Asset Value Per Share

	12/31/03	6/30/03	12/31/02
Class A	$5.53	$4.72	$4.19
Class B	5.47	4.66	4.16
Class C	5.47	4.66	4.16
Class D	5.47	4.66	4.16

See footnotes on page 14.

11

Performance Overview
Seligman Harvester Fund

This chart compares a $10,000 hypothetical investment made in Seligman Harvester Fund Class A shares since the commencement of operations on January 10, 2000, through December 31, 2003, to $10,000 investments made in the Harvester Composite Index and the S&P 500 for the same period. The results for Seligman Harvester Fund Class A shares were determined with and without the initial 4.75% maximum sales charge, and assume that all distributions within the period are invested in additional shares. The performances of Seligman Harvester Fund Class B, Class C, and Class D shares are not shown in this chart but are included in the table on page 13. This chart does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. It is important to keep in mind that the Harvester Composite Index and the S&P 500 exclude the effects of taxes, fees and sales charges.

The performances of Class B, Class C, and Class D shares will differ from the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

See footnotes on page 14.

12

Performance Overview
Seligman Harvester Fund

Investment Results

Total Returns
For Periods Ended December 31, 2003

		Average Annual

	Six Months*	One Year	Since Inception†

Class A**

With Sales Charge	6.40%	15.77%	(5.96)%
Without Sales Charge	11.69	21.44	(4.79)
Class B**

With CDSC***	6.28	15.55	(6.51)
Without CDSC	11.28	20.55	(5.85)
Class C**

With Sales Charge and CDSC	9.10	18.44	(5.91)
Without Sales Charge and CDSC	11.28	20.55	(5.68)
Class D**

With 1% CDSC	10.28	19.55	n/a
Without CDSC	11.28	20.55	(6.09)
Benchmarks

Harvester Composite Index(1)	12.59	24.45	0.66
Harvester Lipper Composite Average(1)	10.95	22.33	(1.48)
S&P 500(2)	15.14	28.67	(5.19)

Net Asset Value Per Share

	12/31/03	6/30/03	12/31/02
Class A	$5.13	$4.63	$4.29
Class B	5.13	4.63	4.29
Class C	5.13	4.63	4.29
Class D	5.13	4.63	4.29

Dividend, Capital Loss, and Yield Information Per Share
For the Periods Ended December 31, 2003

Dividends Paidø	Capital Loss			SEC Yield‡‡
$0.069	Realized	$(0.116)		1.29%
0.035	Unrealized	(0.357	)‡	0.61
0.035				0.61
0.035				0.61

See footnotes on page 14.

13

Performance Overview

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results.

J. & W. Seligman & Co. Incorporated is currently waiving its investment management fee and reimbursing a portion of the Fund’s expenses, other than distribution and service fees, that exceed 0.50% per annum of the Fund’s average daily net assets pursuant to a contractual undertaking. Absent such waivers and reimbursements, the Fund’s returns would have been lower.

*	Returns for periods of less than one year are not annualized.
**

Return figures reflect any change in price per share and assume the investment of dividend and capital gain distributions. Return figures for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of the date of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase.

***	The CDSC is 5% for periods of one year or less and 3% since inception.
†

Commencement of investment operations for Class A shares was 1/10/00. Class A share returns were computed from the commencement of investment operations. Class B, C, and D shares were offered to the public on 1/10/00, but were first issued at the dates indicated below. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations and incorporate the total return of Class A shares of the Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates would be different, and may be lower, than those shown. See the Financial Highlights tables beginning on page 32 for total returns for each class of shares from their individual initial issuance dates.

	Class B	Class C	Class D

Time Horizon 30 Fund	4/24/00	2/8/00	2/14/00
Time Horizon 20 Fund	3/21/00	1/18/00	1/21/00
Time Horizon 10 Fund	2/18/00	3/6/00	2/15/00
Harvester Fund	2/17/00	1/18/00	2/29/00

ø	Represents per share amount paid or declared for the year ended December 31, 2003.
(1)	See page 4 for benchmark descriptions.
(2)	The S&P 500 is an unmanaged benchmark that assumes the investment of dividends and excludes the effect of taxes, fees and sales charges. Investors cannot invest directly in an index.
‡	Represents the per share amount of net unrealized depreciation of portfolio securities as of December 31, 2003.
‡‡

Current yield, representing the annualized yield for the 30-day period ended December 31, 2003, has been computed in accordance with SEC regulations and will vary. During the period, the Manager waived its fees and reimbursed other expenses. Without these waivers/reimbursements, the yields would be as follows:

Class A	Class B	Class C	Class D

1.25%	0.58%	0.58%	0.58%

14

Portfolios of Investments
December 31, 2003

Seligman Time Horizon 30 Fund

	Shares	Value
Domestic Equity Funds 60.9%

Seligman Capital Fund*	87,978	$1,553,691
Seligman Communications and Information Fund*	48,982	1,126,096
Seligman Frontier Fund*	17,540	209,077
Seligman Growth Fund*	57,516	211,084
Seligman Large-Cap Value Fund	21,321	214,702
Seligman Small-Cap Value Fund*	65,825	941,298

		4,255,948

Global Equity Funds 41.4%

Seligman Emerging Markets Fund*	104,287	738,352
Seligman Global Smaller Companies Fund*	143,025	1,793,533
Seligman International Growth Fund*	33,928	358,280

		2,890,165

Total Investments (Cost $6,980,697) 102.3%		7,146,113

Other Assets Less Liabilities (2.3)%		(160,525)

Net Assets 100.0%		$6,985,588

Seligman Time Horizon 20 Fund

	Shares	Value
Domestic Equity Funds 61.3%

Seligman Capital Fund*	160,159	$2,828,408
Seligman Communications and Information Fund*	61,510	1,414,115
Seligman Frontier Fund*	35,494	423,088
Seligman Growth Fund*	346,312	1,270,965
Seligman Large-Cap Value Fund	126,956	1,278,447
Seligman Small-Cap Value Fund*	118,039	1,687,958

		8,902,981

Global Equity Funds 36.3%

Seligman Emerging Markets Fund*	203,038	1,437,509
Seligman Global Smaller Companies Fund*	192,412	2,412,847
Seligman International Growth Fund*	134,188	1,417,025

		5,267,381

Total Investments (Cost $14,842,220) 97.6%		14,170,362

Other Assets Less Liabilities 2.4%		348,502

Net Assets 100.0%		$14,518,864

* Non-income producing security; security has paid or may pay capital gain distributions.
See Notes to Financial Statements.

15

Portfolios of Investments
December 31, 2003

Seligman Time Horizon 10 Fund

	Shares	Value
Domestic Equity Funds 55.0%

Seligman Capital Fund*	179,392	$3,168,063
Seligman Communications and Information Fund*	68,316	1,570,585
Seligman Frontier Fund*	39,333	468,849
Seligman Growth Fund*	383,903	1,408,924
Seligman Large-Cap Value Fund	140,986	1,419,729
Seligman Small-Cap Value Fund*	69,893	999,470

		9,035,620

Global Equity Funds 23.3%

Seligman Emerging Markets Fund*	129,719	918,411
Seligman Global Smaller Companies Fund*	106,721	1,338,281
Seligman International Growth Fund*	149,466	1,578,361

		3,835,053

Fixed-Income Funds 18.9%

Seligman High-Yield Bond Series	661,279	2,347,540
Seligman Investment Grade Fixed Income Fund	104,526	764,087

		3,111,627

Total Investments (Cost $16,842,402) 97.2%		15,982,300

Other Assets Less Liabilities 2.8%		454,289

Net Assets 100.0%		$16,436,589

Seligman Harvester Fund

	Shares	Value
Domestic Equity Funds 44.0%

Seligman Capital Fund*	89,894	$1,587,528
Seligman Common Stock Fund	162,272	1,690,874
Seligman Growth Fund*	462,938	1,698,982
Seligman Large-Cap Value Fund	174,783	1,760,065

		6,737,449

Global Equity Funds 17.8%

Seligman Global Growth Fund*	119,986	801,507
Seligman International Growth Fund*	182,005	1,921,973

		2,723,480

Fixed-Income Funds 37.9%

Seligman High-Yield Bond Series	616,702	2,189,292
Seligman Investment Grade Fixed Income Fund	298,569	2,182,539
Seligman U.S. Government Securities Series	197,343	1,426,790

		5,798,621

Total Investments (Cost $16,323,426) 99.7%		15,259,550

Other Assets Less Liabilities 0.3%		53,326

Net Assets 100.0%		$15,312,876

* Non-income producing security; security has paid or may pay capital gain distributions.
See Notes to Financial Statements.

16

Statements of Assets and Liabilities
December 31, 2003

	Seligman Time Horizon 30 Fund	Seligman Time Horizon 20 Fund	Seligman Time Horizon 10 Fund	Seligman Harvester Fund
Assets

Investments in Underlying Funds, at value (see portfolios of investments)	$7,146,113	$14,170,362	$15,982,300	$15,259,550
Cash	56,728	317,038	384,814	72,721
Prepaid registration fees	21,401	22,063	21,876	21,226
Receivable for Capital Stock sold	12,745	50,341	61,378	28,477
Dividends receivable	—	—	7,488	10,293
Receivable from Manager	17,752	13,481	13,765	9,627
Other	180	407	496	614

Total Assets:	7,254,919	14,573,692	16,472,117	15,402,508

Liabilities:

Payable for investments purchased	—	9,180	—	—
Dividends payable	—	140	254	10,979
Payable for Capital Stock repurchased	251,111	13,801	—	45,791
Distribution and service fees payable	3,007	6,541	8,459	8,496
Accrued expenses and other	15,213	25,166	26,815	24,366

Total Liabilities	269,331	54,828	35,528	89,632

Net Assets	$6,985,588	$14,518,864	$16,436,589	$15,312,876

Composition of Net Assets:

Capital Stock, at $0.001 par value:
Class A	$476	$821	$798	$601
Class B	269	537	754	805
Class C	377	1,037	1,190	1,298
Class D	128	222	254	279
Additional paid-in capital	6,988,360	15,674,637	20,055,895	17,929,791
Undistributed (dividends in excess of) net investment income	(1,556)	(1,572)	(1,583)	11,806
Accumulated net realized loss	(167,882)	(484,960)	(2,760,617)	(1,567,828)
Net unrealized appreciation (depreciation) of investments	165,416	(671,858)	(860,102)	(1,063,876)

Net Assets	$6,985,588	$14,518,864	$16,436,589	$15,312,876

Net Assets:

Class A	$2,703,009	$4,657,497	$4,414,532	$3,084,911
Class B	1,489,859	2,948,508	4,123,195	4,132,667
Class C	2,085,873	5,695,498	6,510,363	6,664,699
Class D	706,847	1,217,361	1,388,499	1,430,599

(Continued on page 18.)

17

Statements of Assets and Liabilities
December 31, 2003

	Seligman Time Horizon 30 Fund	Seligman Time Horizon 20 Fund	Seligman Time Horizon 10 Fund	Seligman Harvester Fund
Shares of Capital Stock Outstanding:

Class A	475,581	820,829	797,801	600,762
Class B	269,440	536,822	753,651	804,816
Class C	377,236	1,036,971	1,189,971	1,297,917
Class D	127,831	221,641	253,798	278,603

Net Asset Value per Share:

Class A	$5.68	$5.67	$5.53	$5.13
Class B	$5.53	$5.49	$5.47	$5.13
Class C	$5.53	$5.49	$5.47	$5.13
Class D	$5.53	$5.49	$5.47	$5.13

See Notes to Financial Statements.

18

Statements of Operations
For the Year Ended December 31, 2003

	Seligman Time Horizon 30 Fund	Seligman Time Horizon 20 Fund	Seligman Time Horizon 10 Fund	Seligman Harvester Fund
Investment Income:

Dividends from Underlying Funds	$1,720	$10,084	$184,760	$276,914

Expenses:

Management fees	5,375	11,361	13,391	13,686
Distribution and service fees	26,074	60,441	77,254	84,110
Registration	49,483	52,000	52,904	52,641
Custody and related services	3,420	2,130	4,845	2,701
Shareholder account services	3,055	6,835	7,694	8,982
Audit and legal fees	13,123	12,607	21,085	13,523
Directors’ fees and expenses	5,632	5,774	5,821	5,829
Shareholder reports and communications	2,507	—	—	979
Miscellaneous	2,454	1,647	2,932	745

Total Expenses Before Waiver/Reimbursement	111,123	152,795	185,926	183,196

Waiver/reimbursement of expenses (Note 4)	(58,171)	(35,551)	(41,716)	(30,661)

Total Expenses After Waiver/Reimbursement	52,952	117,244	144,210	152,535

Net Investment Income (Loss)	(51,232)	(107,160)	40,550	124,379

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized loss on investments	(167,882)	(48,397)	(1,716,123)	(343,438)
Capital gain distribution from Underlying Funds	—	—	9,127	26,595
Net change in unrealized depreciation of investments	2,055,324	3,932,438	5,408,198	2,827,868

Net Gain on Investments	1,887,442	3,884,041	3,701,202	2,511,025

Increase in Net Assets from Operations	$1,836,210	$3,776,881	$3,741,752	$2,635,404

See Notes to Financial Statements.

19

Statements of Changes in Net Assets

	Seligman Time Horizon 30 Fund		Seligman Time Horizon 20 Fund

	Year Ended December 31,		Year Ended December 31,

	2003	2002	2003	2002

Operations:

Net investment loss	$(51,232)	$(43,870)	$(107,160)	$(111,080)
Net realized loss on investments and distributions from underlying funds	(167,882)	—	(48,397)	(436,563)

Net change in unrealized depreciation of investments	2,055,324	(1,350,010)	3,932,438	(3,033,261)

Increase (decrease) in Net Assets from Operations	1,836,210	(1,393,880)	3,776,881	(3,580,904)

Capital Share Transactions:

Net proceeds from sales of shares	1,570,854	1,609,021	2,973,683	3,806,150
Exchanged from associated funds	453,916	631,899	845,465	577,604

Total	2,024,770	2,240,920	3,819,148	4,383,754

Cost of shares repurchased	(835,559)	(714,537)	(2,401,227)	(1,964,612)
Exchanged into associated funds	(381,492)	(213,397)	(255,549)	(637,309)

Total	(1,217,051)	(927,934)	(2,656,776)	(2,601,921)

Increase in Net Assets from Capital Share Transactions	807,719	1,312,986	1,162,372	1,781,833

Increase (decrease) in Net Assets	2,643,929	(80,894)	4,939,253	(1,799,071)

Net Assets:

Beginning of year	4,341,659	4,422,553	9,579,611	11,378,682

End of Year*	$6,985,588	$4,341,659	$14,518,864	$9,579,611

*	Including undistributed (net of dividends in excess of) net investment income as follows	$(1,556)	$(1,245)	$(1,572)	$(1,259)
See Notes to Financial Statements.

20

Statements of Changes in Net Assets

	Seligman Time Horizon 10 Fund		Seligman Harvester Fund

	Year Ended December 31,		Year Ended December 31,

	2003	2002	2003	2002

Operations:

Net investment income	$40,550	$62,169	$124,379	$166,331
Net realized loss on investments and distributions from underlying funds	(1,706,996)	(1,082,356)	(316,843)	(838,378)
Net change in unrealized depreciation of investments	5,408,198	(3,408,643)	2,827,868	(1,963,668)

Increase (decrease) in Net Assets from Operations	3,741,752	(4,428,830)	2,635,404	(2,635,715)

Distributions to Shareholders:

Net investment income:
Class A	(29,507)	(29,176)	(39,597)	(40,463)
Class B	(6,747)	(9,149)	(29,963)	(25,232)
Class C	(10,716)	(20,214)	(51,067)	(87,522)
Class D	(2,245)	(3,630)	(10,159)	(13,114)

Total	(49,215)	(62,169)	(130,786)	(166,331)

Dividends in excess of net investment income:
Class A	—	(36)	—	(19,751)
Class B	—	(43)	—	(23,990)
Class C	—	(89)	—	(71,004)
Class D	—	(14)	—	(11,155)

Total	—	(182)	—	(125,900)

Return of capital:
Class A	—	(8,007)	—	(9,643)
Class B	—	(9,546)	—	(12,896)
Class C	—	(19,926)	—	(28,781)
Class D	—	(3,050)	—	(5,084)

Total	—	(40,529)	—	(56,404)

Decrease in Net Assets from Distributions	(49,215)	(102,880)	(130,786)	(348,635)

(Continued on page 22.)

21

Statements of Changes in Net Assets

	Seligman Time Horizon 10 Fund		Seligman Harvester Fund

	Year Ended December 31,		Year Ended December 31,

	2003	2002	2003	2002

Capital Share Transactions:

Net proceeds from sales of shares	2,801,522	3,686,916	1,695,882	4,068,593
Exchanged from associated funds	1,121,482	1,950,517	2,720,233	1,732,043
Investment of dividends	46,590	94,676	100,618	309,077

Total	3,969,594	5,732,109	4,516,733	6,109,713

Cost of shares repurchased	(3,905,659)	(2,979,737)	(3,266,536)	(3,283,643)
Exchanged into associated funds	(540,936)	(1,425,135)	(927,825)	(937,375)

Total	(4,446,595)	(4,404,872)	(4,194,361)	(4,221,018)

Increase (decrease) in Net Assets from Capital Share Transactions	(477,001)	1,327,237	322,372	1,888,695

Increase (decrease) in Net Assets	3,215,536	(3,204,473)	2,826,990	(1,095,655)

Net Assets:

Beginning of year	13,221,053	16,425,526	12,485,886	13,581,541

End of Year*	$16,436,589	$13,221,053	$15,312,876	$12,485,886

*	Including undistributed (net of dividends in excess of) net investment income as follows	$(1,583)	$(1,228)	$11,806	$(1,264)
See Notes to Financial Statements.

22

Notes to Financial Statements

1.

Multiple Classes of Shares — Seligman Time Horizon/Harvester Series, Inc. (the “Series”) consists of four separate funds: Seligman Time Horizon 30 Fund (“Time Horizon 30 Fund”), Seligman Time Horizon 20 Fund (“Time Horizon 20 Fund”), Seligman Time Horizon 10 Fund (“Time Horizon 10 Fund”), and Seligman Harvester Fund (“Harvester Fund”). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”).

Each Fund of the Series offers four classes of shares — Class A shares, Class B shares, Class C shares, and Class D shares. Class A shares are sold with an initial sales charge of up to 4.75%. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The four classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Series:

a.

Security Valuation — Underlying Funds owned by a Fund are valued at their respective net asset values. US Government securities and short-term obligations, with more than 60 days remaining to maturity, are valued at current market values. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

	b.	Federal Taxes — Each Fund in the Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

d.

Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include

23

Notes to Financial Statements

distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the year ended December 31, 2003, distribution and service fees were the only class-specific expenses.

e.

Distributions to Shareholders — The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of any Fund of the Series.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities (underlying funds), excluding short-term investments, for the year ended December 31, 2003, were as follows:

Fund	Purchases	Sales	Fund	Purchases	Sales

Time Horizon 30 Fund	$1,121,641	$ 91,977	Time Horizon 10 Fund	$998,263	$1,882,446
Time Horizon 20 Fund	866,305	174,132	Harvester Fund	1,318,880	768,762

At December 31, 2003, the cost of investments for federal income tax purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Cost	Total Unrealized Appreciation	Total Unrealized Depreciation

Time Horizon 30 Fund	$6,980,697	$487,949	$322,533
Time Horizon 20 Fund	14,855,270	1,003,223	1,688,131
Time Horizon 10 Fund	17,134,008	641,807	1,793,515
Harvester Fund	16,754,942	79,920	1,575,312

The tax basis cost was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales of $13,050, $291,606, and $431,516 for Time Horizon 20 Fund, Time Horizon 10 Fund, and Harvester Fund, respectively.

4.

Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman & Co.  Incorporated (the “Manager”) manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.10% per annum of each Fund’s average daily net assets. The Manager has contractually undertaken to waive its fee and reimburse each Fund’s expenses, other than distribution and service fees, that exceed 0.50% per annum of the Fund’s average daily net assets through December 31, 2003 and that exceed 0.75% per annum of average daily net assets from January 1, 2004 through December 31, 2010.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Series’ shares and an affiliate of the Manager, received the following concessions for sales of Class A shares after commissions were paid to dealers for sales of Class A and Class C shares:

24

Notes to Financial Statements

Fund	Distributor Concessions	Dealer Commissions	Fund	Distributor Concessions	Dealer Commissions

Time Horizon 30 Fund	$3,120	$27,347	Time Horizon 10 Fund	$3,413	$36,152
Time Horizon 20 Fund	3,575	38,415	Harvester Fund	1,657	21,841

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A, Class B, Class C, and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee (12b-1 fee) of up to 0.25% per annum of the average daily net assets attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. To avoid any duplication of the 12b-1 fee, the 12b-1 fees to be paid by each class of a Fund will be reduced by the dollar amount of any 12b-1 fees paid by the Underlying Funds with respect to shares owned by the Fund.

For the year ended December 31, 2003, 12b-1 fees incurred by the Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund, and the Harvester Fund (net of 12b-1 fees paid by underlying funds), aggregated $130, $160, $190, and $129, respectively, or 0.01% per annum of the average daily net assets of Class A shares.

With respect to Class C and Class D shares, service organizations may receive up to 0.75% per annum of the average daily net assets for providing other distribution assistance. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% per annum of the average daily net assets is payable monthly by the Funds to the Distributor; however, the Distributor has sold its rights to this fee to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the year ended December 31, 2003, the 12b-1 fees incurred under the Plan (net of 12b-1 fees paid by Underlying Funds), and their equivalent per annum percentage of the average daily net assets of Class B, Class C, and Class D shares, were as follows:

Fund	Class B	Class C	Class D	Fee Rate

Time Horizon 30 Fund	$8,341	$14,030	$3,573	0.75%
Time Horizon 20 Fund	16,709	36,020	7,552	0.75
Time Horizon 10 Fund	25,573	43,469	8,022	0.75
Harvester Fund	27,375	47,328	9,278	0.75

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C and Class D shares. For the year ended December 31, 2003, such charges amounted to $603 for Time Horizon 30 Fund, $1,344 for Time Horizon 20 Fund, $2,531 for Time Horizon 10 Fund and $6,362 for Harvester Fund.

The Distributor has sold its rights to the Purchasers to collect any CDSC imposed on redemptions of Class B shares. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments retained by the Distributor for the year ended December 31, 2003, were as follows:

25

Notes to Financial Statements

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$1,370	Time Horizon 10 Fund	$1,998
Time Horizon 20 Fund	2,596	Harvester Fund	795

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Series, as well as distribution and service fees pursuant to the Plan. For the year ended December 31, 2003, Seligman Services, Inc. received commissions from the sale of shares of each Fund and distribution and service fees, pursuant to the Plan, as follows:

Fund	Commissions	Distribution and Service Fees	Fund	Commissions	Distribution and Service Fees

Time Horizon 30 Fund	$186	$276	Time Horizon 10 Fund	$100	$264
Time Horizon 20 Fund	262	566	Harvester Fund	—	244

Seligman Data Corp., which is owned by certain associated investment companies, charged the Series at cost the following amounts for shareholder account services in accordance with a methodology approved by the Series’ directors:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$3,055	Time Horizon 10 Fund	$7,694
Time Horizon 20 Fund	6,835	Harvester Fund	8,982

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued theron is included in directors’ fees and expenses, and the accumulated balances thereof at December 31, 2003, included in other liabilities, were as follows:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$1,556	Time Horizon 10 Fund	$1,583
Time Horizon 20 Fund	1,572	Harvester Fund	1,579

5.

Capital Loss Carryforward — At December 31, 2003, each Fund had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains as follows:

Expiration	2009	2010	2011	Total

Time Horizon 30 Fund			$167,882	$167,882
Time Horizon 20 Fund			471,909	471,909
Time Horizon 10 Fund		$927,755	1,535,613	2,463,368
Harvester Fund	$262,299		872,160	1,134,459

Accordingly, no capital gains distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforward.

26

Notes to Financial Statements

6.

Other Matters — The Manager has been conducting an extensive internal review in response to recent developments regarding disruptive or illegal trading practices within the mutual fund industry. The Manager’s review noted one market timing relationship that was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced in September 2003. Additionally, the Manager identified three other market timing arrangements, all of which had been terminated, the most recent in September 2002. The Manager is confident that any financial impact of these arrangements on any Seligman Fund was minimal. The Securities and Exchange Commission (the “SEC”) and the Attorney General of the State of New York also are reviewing these matters.

In connection with the Manager’s internal review, the Manager has also reviewed its practice of placing some of the Seligman Equity Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This is a common practice and permissible when done properly. Although the Manager believes that the execution of all such orders was consistent with its best execution obligations, the Manager may have violated applicable requirements for certain of such orders as a result of compensation arrangements that the Distributor had with certain brokerage firms. The Manager is con-fident that the Seligman Equity Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager is also responding to information requests from the SEC relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions.

The Independent Directors of the Board of the Series have been reviewing, and will continue to review, the foregoing matters. If the Series has incurred financial harm as a result of violations of law or internal policies by the Manager or its personnel, the Manager will make restitution to the Series.

7.

Capital Stock Share Transactions — The Board of Directors, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. At December 31, 2003, 4,000,000,000 shares were authorized for the Series, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

	Year Ended December 31,

Time Horizon 30 Fund	2003		2002

Class A	Shares	Amount	Shares	Amount

Sales of shares	131,701	$618,274	77,828	$383,641
Exchanged from associated funds	63,463	324,395	99,975	472,873

Total	195,164	942,669	177,803	856,514

Shares repurchased	(26,461)	(121,333)	(32,647)	(157,812)
Exchanged into associated funds	(68,817)	(323,590)	(23,571)	(118,606)

Total	(95,278)	(444,923)	(56,218)	(276,418)

Increase	99,886	$497,746	121,585	$580,096

Class B	Shares	Amount	Shares	Amount

Sales of shares	86,220	$392,342	100,219	$452,852
Exchanged from associated funds	15,638	72,430	14,374	65,139

Total	101,858	464,772	114,593	517,991

Shares repurchased	(28,285)	(133,690)	(19,660)	(95,309)
Exchanged into associated funds	(5,920)	(26,094)	(18,052)	(86,658)

Total	(34,205)	(159,784)	(37,712)	(181,967)

Increase	67,653	$304,988	76,881	$336,024

27

Notes to Financial Statements

	Year Ended December 31,

Time Horizon 30 Fund	2003		2002

Class C	Shares	Amount	Shares	Amount

Sales of shares	83,458	$377,835	126,077	$621,631
Exchanged from associated funds	2,568	13,442	3,918	20,195

Total	86,026	391,277	129,995	641,826

Shares repurchased	(114,495)	(544,149)	(75,524)	(315,636)
Exchanged into associated funds	(7,127)	(29,760)	(524)	(2,343)

Total	(121,622)	(573,909)	(76,048)	(317,979)

Increase (decrease)	(35,596)	$(182,632)	53,947	$323,847

Class D	Shares	Amount	Shares	Amount

Sales of shares	39,170	$182,403	31,964	$150,897
Exchanged from associated funds	8,003	43,649	15,549	73,692

Total	47,173	226,052	47,513	224,589

Shares repurchased	(7,793)	(36,387)	(30,070)	(145,780)
Exchanged into associated funds	(512)	(2,048)	(1,087)	(5,790)

Total	(8,305)	(38,435)	(31,157)	(151,570)

Increase	38,868	$187,617	16,356	$73,019

28

Notes to Financial Statements

	Year Ended December 31,

Time Horizon 20 Fund	2003		2002

Class A	Shares	Amount	Shares	Amount

Sales of shares	179,991	$846,219	186,494	$923,058
Exchanged from associated funds	104,852	520,780	76,541	365,331

Total	284,843	1,366,999	263,035	1,288,389

Shares repurchased	(85,211)	(414,748)	(81,132)	(385,546)
Exchanged into associated funds	(32,039)	(139,096)	(37,384)	(177,720)

Total	(117,250)	(553,844)	(118,516)	(563,266)

Increase	167,593	$813,155	144,519	$725,123

Class B	Shares	Amount	Shares	Amount

Sales of shares	169,840	$737,420	161,123	$776,154
Exchanged from associated funds	25,375	125,649	17,906	80,873

Total	195,215	863,069	179,029	857,027

Shares repurchased	(39,785)	(188,534)	(40,938)	(190,563)
Exchanged into associated funds	(8,346)	(36,159)	(15,207)	(70,108)

Total	(48,131)	(224,693)	(56,145)	(260,671)

Increase	147,084	$638,376	122,884	$596,356

Class C	Shares	Amount	Shares	Amount

Sales of shares	269,329	$1,197,233	342,333	$1,688,692
Exchanged from associated funds	25,549	128,492	17,749	92,840

Total	294,878	1,325,725	360,082	1,781,532

Shares repurchased	(347,569)	(1,529,054)	(286,664)	(1,206,068)
Exchanged into associated funds	(11,805)	(48,604)	(69,788)	(298,676)

Total	(359,374)	(1,577,658)	(356,452)	(1,504,744)

Increase (decrease)	(64,496)	$(251,933)	3,630	$276,788

Class D	Shares	Amount	Shares	Amount

Sales of shares	44,113	$192,811	90,028	$418,246
Exchanged from associated funds	14,344	70,544	7,958	38,560

Total	58,457	263,355	97,986	456,806

Shares repurchased	(62,098)	(268,891)	(38,787)	(182,435)
Exchanged into associated funds	(8,084)	(31,690)	(18,720)	(90,805)

Total	(70,182)	(300,581)	(57,507)	(273,240)

Increase (decrease)	(11,725)	$(37,226)	40,479	$183,566

29

Notes to Financial Statements

	Year Ended December 31,

Time Horizon 10 Fund	2003		2002

Class A	Shares	Amount	Shares	Amount

Sales of shares	224,022	$1,075,623	175,829	$866,883
Exchanged from associated funds	74,693	363,261	49,140	237,218
Shares issued in payment of dividends	5,324	28,621	8,444	35,887

Total	304,039	1,467,505	233,413	1,139,988

Shares repurchased	(125,746)	(552,128)	(122,370)	(551,188)
Exchanged into associated funds	(7,047)	(30,935)	(27,699)	(128,895)

Total	(132,793)	(583,063)	(150,069)	(680,083)

Increase	171,246	$884,442	83,344	$459,905

Class B	Shares	Amount	Shares	Amount

Sales of shares	122,441	$571,419	119,407	$588,191
Exchanged from associated funds	38,900	189,631	94,435	463,379
Shares issued in payment of dividends	1,096	5,845	3,608	15,228

Total	162,437	766,895	217,450	1,066,798

Shares repurchased	(137,961)	(628,749)	(169,162)	(788,856)
Exchanged into associated funds	(17,789)	(74,711)	(76,923)	(344,345)

Total	(155,750)	(703,460)	(246,085)	(1,133,201)

Increase (decrease)	6,687	$63,435	(28,635)	$(66,403)

Class C	Shares	Amount	Shares	Amount

Sales of shares	200,181	$942,079	415,066	$2,084,780
Exchanged from associated funds	81,938	383,291	211,222	911,850
Shares issued in payment of dividends	1,894	10,088	9,048	38,127

Total	284,013	1,335,458	635,336	3,034,757

Shares repurchased	(589,107)	(2,571,245)	(291,950)	(1,286,032)
Exchanged into associated funds	(64,139)	(292,425)	(225,392)	(946,411)

Total	(653,246)	(2,863,670)	(517,342)	(2,232,443)

Increase (decrease)	(369,233)	$(1,528,212)	117,994	$802,314

Class D	Shares	Amount	Shares	Amount

Sales of shares	44,997	$212,401	31,001	$147,062
Exchanged from associated funds	39,228	185,299	66,155	338,070
Shares issued in payment of dividends	382	2,036	1,288	5,434

Total	84,607	399,736	98,444	490,566

Shares repurchased	(35,068)	(153,537)	(78,212)	(353,661)
Exchanged into associated funds	(34,429)	(142,865)	(1,212)	(5,484)

Total	(69,497)	(296,402)	(79,424)	(359,145)

Increase	15,110	$103,334	19,020	$131,421

30

Notes to Financial Statements

	Year Ended December 31,

Harvester Fund	2003		2002

Class A	Shares	Amount	Shares	Amount

Sales of shares	95,670	$449,253	302,783	$1,436,218
Exchanged from associated funds	80,502	362,825	67,728	312,816
Shares issued in payment of dividends	7,123	33,101	12,384	59,420

Total	183,295	845,179	382,895	1,808,454

Shares repurchased	(71,898)	(333,440)	(199,687)	(881,851)
Exchanged into associated funds	(7,911)	(36,690)	(30,907)	(148,393)

Total	(79,809)	(370,130)	(230,594)	(1,030,244)

Increase	103,486	$475,049	152,301	$778,210

Class B	Shares	Amount	Shares	Amount

Sales of shares	49,834	$227,195	147,962	$681,711
Exchanged from associated funds	347,744	1,571,466	203,278	921,346
Shares issued in payment of dividends	5,054	23,550	10,326	49,962

Total	402,632	1,822,211	361,566	1,653,019

Shares repurchased	(132,184)	(612,972)	(135,731)	(611,901)
Exchanged into associated funds	(130,653)	(609,945)	(26,335)	(118,062)

Total	(262,837)	(1,222,917)	(162,066)	(729,963)

Increase	139,795	$599,294	199,500	$923,056

Class C	Shares	Amount	Shares	Amount

Sales of shares	201,232	$942,513	397,059	$1,897,446
Exchanged from associated funds	123,183	569,746	85,323	409,998
Shares issued in payment of dividends	8,552	39,724	35,220	171,041

Total	332,967	1,551,983	517,602	2,478,485

Shares repurchased	(462,752)	(2,130,564)	(383,877)	(1,710,146)
Exchanged into associated funds	(56,462)	(254,307)	(150,567)	(655,002)

Total	(519,214)	(2,384,871)	(534,444)	(2,365,148)

Increase (decrease)	(186,247)	$(832,888)	(16,842)	$113,337

Class D	Shares	Amount	Shares	Amount

Sales of shares	16,472	$76,921	10,715	$53,218
Exchanged from associated funds	45,447	216,196	18,744	87,883
Shares issued in payment of dividends	915	4,243	5,881	28,654

Total	62,834	297,360	35,340	169,755

Shares repurchased	(40,718)	(189,560)	(17,776)	(79,745)
Exchanged into associated funds	(5,659)	(26,883)	(3,441)	(15,918)

Total	(46,377)	(216,443)	(21,217)	(95,663)

Increase	16,457	$80,917	14,123	$74,092

31

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Fund from its inception. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

	Time Horizon 30 Fund

	Class A					Class B

	Year Ended December 31,			1/10/00* to 12/31/00		Year Ended December 31,			4/24/00†† to 12/31/00

	2003	2002	2001			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.08	$5.51	$6.24	$7.14		$3.99	$5.43	$6.21	$7.00

Income from Investment Operations:

Net investment loss	(0.02)	(0.02)	(0.03)	(0.03)		(0.06)	(0.06)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	1.62	(1.41)	(0.46)	(0.84)		1.60	(1.38)	(0.47)	(0.71)

Total from Investment Operations	1.60	(1.43)	(0.49)	(0.87)		1.54	(1.44)	(0.54)	(0.76)

Less Distributions:

Distributions from net investment income	—	—	(0.03)	—		—	—	(0.03)	—
Distributions from net realized capital gains	—	—	(0.21)	(0.03)		—	—	(0.21)	(0.03)

Total Distributions	—	—	(0.24)	(0.03)		—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$5.68	$4.08	$5.51	$6.24		$5.53	$3.99	$5.43	$6.21

Total Return:	39.22%	(25.95)%	(7.47)%	(12.18	)%øø	38.60%	(26.52)%	(8.32)%	(10.85	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,703	$1,531	$1,399	$485		$1,490	$806	$679	$262
Ratio of expenses to average net assets	0.51%	0.51%	0.51%	0.51	%†	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment loss to average net assets	(0.47)%	(0.49)%	(0.49)%	(0.51	)%†	(1.22)%	(1.24)%	1.24%	(1.26	)%†
Portfolio turnover rate	1.74%	—	—	—		1.74%	—	—	—
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.58%	1.93%	3.70%	25.60	%†	2.33%	2.68%	4.45%	14.14	%†
Ratio of net investment loss to average net assets	(1.55)%	(1.91)%	(3.68)%	(25.60	)%†	(2.30)%	(2.66)%	(4.43)%	(14.14	)%†

See footnotes on page 40.

32

Financial Highlights

	Time Horizon 30 Fund

	Class C					Class D

	Year Ended December 31,					Year Ended December 31,
				2/8/00†† to 12/31/00					2/14/00†† to 12/31/00

	2003	2002	2001			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$3.99	$5.43	$6.21	$7.56		$3.99	$5.43	$6.21	$7.58

Income from Investment Operations:

Net investment loss	(0.06)	(0.06)	(0.07)	(0.07)		(0.06)	(0.06)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	1.60	(1.38)	(0.47)	(1.25)		1.60	(1.38)	(0.47)	(1.26)

Total from Investment Operations	1.54	(1.44)	(0.54)	(1.32)		1.54	(1.44)	(0.54)	(1.34)

Less Distributions:
Distributions from net investment income	—	—	(0.03)	—		—	—	(0.03)	—
Distributions from net realized capital gains	—	—	(0.21)	(0.03)		—	—	(0.21)	(0.03)

Total Distributions	—	—	(0.24)	(0.03)		—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$5.53	$3.99	$5.43	$6.21		$5.53	$3.99	$5.43	$6.21

Total Return:	38.60%	(26.52)%	(8.32)%	(17.46	)%øø	38.60%	(26.52)%	(8.32)%	(17.67	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,086	$1,649	$1,950	$1,251		$707	$355	$395	$174
Ratio of expenses to average net assets	1.25%	1.26%	1.26%	1.26	%†	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment loss to average net assets	(1.22)%	(1.24)%	(1.24)%	(1.26	)%†	(1.22% )	(1.24)%	(1.24)%	(1.26	)%†
Portfolio turnover rate	1.74%	—	—	—		1.74%	—	—	—
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	2.33%	2.68%	4.45%	14.14	%†	2.33%	2.68%	4.45%	14.14	%†
Ratio of net investment loss to average net assets	(2.30)%	(2.66)%	(4.43)%	(14.14	)%†	(2.30)%	(2.66)%	(4.43)%	(14.14	)%†

See footnotes on page 40.

33

Financial Highlights

	Time Horizon 20 Fund

	Class A					Class B

	Year Ended December 31,			1/10/00* to 12/31/00		Year Ended December 31,			3/21/00†† to 12/31/00

	2003	2002	2001			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.11	$5.59	$6.47	$7.14		$4.00	$5.48	$6.41	$7.93

Income from Investment Operations:

Net investment loss	(0.02)	(0.02)	(0.03)	(0.03)		(0.05)	(0.06)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	1.58	(1.46)	(0.61)	(0.60)		1.54	(1.42)	(0.62)	(1.41)

Total from Investment Operations	1.56	(1.48)	(0.64)	(0.63)		1.49	(1.48)	(0.69)	(1.48)

Less Distributions:

Distributions from net investment income	—	—	(0.03)	—		—	—	(0.03)	—
Distributions from net realized capital gains	—	—	(0.21)	(0.04)		—	—	(0.21)	(0.04)

Total Distributions	—	—	(0.24)	(0.04)		—	—	(0.24)	(0.04)

Net Asset Value, End of Period	$5.67	$4.11	$5.59	$6.47		$5.49	$4.00	$5.48	$6.41

Total Return:	37.96%	(26.48)%	(9.52)%	(8.83	)%øø	37.25%	(27.01)%	(10.40)%	(18.67	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,657	$2,683	$2,842	$1,171		$2,949	$1,559	$1,463	$739
Ratio of expenses to average net assets	0.50%	0.51%	0.51%	0.51	%†	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment loss to average net assets	(0.41)%	(0.44)%	(0.44)%	(0.51	)%†	(1.16)%	(1.19)%	(1.19)%	(1.26	)%†
Portfolio turnover rate	1.55%	3.01%	—	0.62	%ø	1.55%	3.01%	—	0.62	%ø
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	0.81%	1.19%	1.64%	11.84	%†	1.56%	1.94%	2.39%	5.84	%†
Ratio of net investment loss to average net assets	(0.73)%	(1.12)%	(1.57)%	(11.84	)%†	(1.48)%	(1.87)%	(2.32)%	(5.84	)%†

See footnotes on page 40.

34

Financial Highlights

	Time Horizon 20 Fund

	Class C					Class D

	Year Ended December 31,			1/18/00†† to 12/31/00		Year Ended December 31,			1/21/00†† to 12/31/00

	2003	2002	2001			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.00	$5.48	$6.41	$7.28		$4.00	$5.48	$6.41	$7.31

Income from Investment Operations:

Net investment loss	(0.05)	(0.06)	(0.07)	(0.08)		(0.05)	(0.06)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	1.54	(1.42)	(0.62)	(0.75)		1.54	(1.42)	(0.62)	(0.77)

Total from Investment Operations	1.49	(1.48)	(0.69)	(0.83)		1.49	(1.48)	(0.69)	(0.86)

Less Distributions:

Distributions from net investment income	—	—	(0.03)	—		—	—	(0.03)	—
Distributions from net realized capital gains	—	—	(0.21)	(0.04)		—	—	(0.21)	(0.04)

Total Distributions	—	—	(0.24)	(0.04)		—	—	(0.24)	(0.04)

Net Asset Value, End of Period	$5.49	$4.00	$5.48	$6.41		$5.49	$4.00	$5.48	$6.41

Total Return:	37.25%	(27.01)%	(10.40)%	(11.41	)%øø	37.25%	(27.01)%	(10.40)%	(11.77	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,695	$4,405	$6,017	$2,729		$1,217	$933	$1,057	$687
Ratio of expenses to average net assets	1.25%	1.26%	1.26%	1.26	%†	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment loss to average net assets	(1.16)%	(1.19)%	(1.19)%	(1.26	)%†	(1.16)%	(1.19)%	(1.19)%	(1.26	%)†
Portfolio turnover rate	1.55%	3.01%	—	0.62	%ø	1.55%	3.01%	—	0.62	%ø
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.56%	1.94%	2.39%	5.84	%†	1.56%	1.94%	2.39%	5.84	%†
Ratio of net investment loss to average net assets	(1.48)%	(1.87)%	(2.32)%	(5.84	)%†	(1.48)%	(1.87)%	(2.32)%	(5.84	)%†

See footnotes on page 40.

35

Financial Highlights

	Time Horizon 10 Fund

	Class A					Class B

	Year Ended December 31,			1/10/00* to 12/31/00		Year Ended December 31,			2/18/00†† to 12/31/00

	2003	2002	2001			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.19	$5.55	$6.59	$7.14		$4.16	$5.50	$6.55	$7.33

Income from Investment Operations:

Net investment income	0.04	0.05	0.10	0.10		0.01	0.02	0.05	0.04
Net realized and unrealized gain (loss) on investments	1.34	(1.35)	(0.82)	(0.60)		1.31	(1.33)	(0.81)	(0.77)

Total from Investment Operations	1.38	(1.30)	(0.72)	(0.50)		1.32	(1.31)	(0.76)	(0.73)

Less Distributions:

Distributions from net investment income	(0.04)	(0.05)	(0.13)	—		(0.01)	(0.02)	(0.10)	—
Return of capital	—	(0.01)	—	—		—	(0.01)	—	—
Distributions from net realized capital gains	—	—	(0.19)	(0.05)		—	—	(0.19)	(0.05)

Total Distributions	(0.04)	(0.06)	(0.32)	(0.05)		(0.01)	(0.03)	(0.29)	(0.05)

Net Asset Value, End of Period	$5.53	$4.19	$5.55	$6.59		$5.47	$4.16	$5.50	$6.55

Total Return:	32.96%	(23.43)%	(10.69)%	(7.02	)%øø	31.71%	(23.90)%	(11.38)%	(9.98	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,415	$2,627	$3,014	$1,037		$4,123	$3,110	$4,270	$2,865
Ratio of expenses to average net assets	0.50%	0.51%	0.51%	0.51	%†	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment income to average net assets	0.87%	1.01%	1.64%	1.44	%†	0.12%	0.26%	0.89%	0.69	%†
Portfolio turnover rate	7.48%	8.20%	6.38%	—		7.48%	8.20%	6.38%	—
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	0.81%	0.87%	1.27%	8.02	%†	1.56%	1.62%	2.02%	4.36	%†
Ratio of net investment income (loss) to average net assets	0.56%	0.65%	0.88%	(6.07	)%†	(0.19)%	(0.10)%	0.13%	(2.41	)%†

See footnotes on page 40.

36

Financial Highlights

	Time Horizon 10 Fund

	Class C					Class D

	Year Ended December 31,			3/6/00†† to 12/31/00		Year Ended December 31,			2/15/00†† to 12/31/00

	2003	2002	2001			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.16	$5.50	$6.55	$7.78		$4.16	$5.50	$6.55	$7.42

Income from Investment Operations:

Net investment income	0.01	0.02	0.05	0.04		0.01	0.02	0.05	0.04
Net realized and unrealized gain (loss) on investments	1.31	(1.33)	(0.81)	(1.22)		1.31	(1.33)	(0.81)	(0.86)

Total from Investment Operations	1.32	(1.31)	(0.76)	(1.18)		1.32	(1.31)	(0.76)	(0.82)

Less Distributions:

Distributions from net investment income	(0.01)	(0.02)	(0.10)	—		(0.01)	(0.02)	(0.10)	—
Return of capital	—	(0.01)	—	—		—	(0.01)	—	—
Distributions from net realized capital gains	—	—	(0.19)	(0.05)		—	—	(0.19)	(0.05)

Total Distributions	(0.01)	(0.03)	(0.29)	(0.05)		(0.01)	(0.03)	(0.29)	(0.05)

Net Asset Value, End of Period	$5.47	$4.16	$5.50	$6.55		$5.47	$4.16	$5.50	$6.55

Total Return:	31.71%	(23.90)%	(11.38)%	(15.18	)%øø	31.71%	(23.90)%	(11.38)%	(11.07	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,510	$6,491	$7,933	$2,331		$1,388	$994	$1,209	$839
Ratio of expenses to average net assets	1.25%	1.26%	1.26%	1.26	%†	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment income to average net assets	0.12%	0.26%	0.89%	0.69	%†	0.12%	0.26%	0.89%	0.69	%†
Portfolio turnover rate	7.48%	8.20%	6.38%	—		7.48%	8.20%	6.38%	—
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.56%	1.62%	2.02%	4.36	%†	1.56%	1.62%	2.02%	4.36	%†
Ratio of net investment income (loss) to average net assets	(0.19)%	(0.10)%	0.13%	(2.41	)%†	(0.19)%	(0.10)%	0.13%	2.41	%†

See footnotes on page 40.

37

Financial Highlights

	Harvester Fund

	Class A					Class B

	Year Ended December 31,			1/10/00* to 12/31/00		Year Ended December 31,			2/17/00†† to 12/31/00

	2003	2002	2001			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.29	$5.31	$6.56	$7.14		$4.29	$5.31	$6.54	$7.16

Income from Investment Operations:

Net investment income	0.08	0.10	0.20	0.23		0.04	0.05	0.16	0.16
Net realized and unrealized gain (loss) on investments	0.83	(0.96)	(1.15)	(0.57)		0.84	(0.96)	(1.15)	(0.61)

Total from
Investment Operations	0.91	(0.86)	(0.95)	(0.34)		0.88	(0.91)	(0.99)	(0.45)

Less Distributions:

Distributions from net investment income	(0.07)	(0.10)	(0.24)	(0.23)		(0.04)	(0.05)	(0.18)	(0.16)
Dividends in excess of net investment income	—	(0.04)	—	—		—	(0.04)	—	—
Return of capital	—	(0.02)	—	—		—	(0.02)	—	—
Distributions from net realized capital gains	—	—	(0.06)	(0.01)		—	—	(0.06)	(0.01)

Total Distributions	(0.07)	(0.16)	(0.30)	(0.24)		(0.04)	(0.11)	(0.24)	(0.17)

Net Asset Value, End of Period	$5.13	$4.29	$5.31	$6.56		$5.13	$4.29	$5.31	$6.54

Total Return:	21.44%	(16.54)%	(14.64)%	(4.99	)%øø	20.55%	(17.28)%	(15.18)%	(6.11	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,085	$2,135	$1,830	$1,339		$4,133	$2,855	$2,470	$1,115
Ratio of expenses to average net assets	0.50%	0.51%	0.51%	0.51†	%	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment income to average net assets	1.52%	1.85%	3.47%	3.38	%†	0.77%	1.10%	2.72%	2.63	%†
Portfolio turnover rate	5.69%	39.28%	12.80%	9.14	% ø	5.69%	39.28%	12.80%	9.14	%ø
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	0.73%	1.05%	1.36%	12.49	%†	1.48%	1.80%	2.11%	6.04	%†
Ratio of net investment income (loss) to average net assets	1.29%	1.31%	2.61%	(8.60	)%†	0.54%	0.56%	1.86%	(2.15	)%†

See footnotes on page 40.

38

Financial Highlights

	Harvester Fund

	Class C					Class D

	Year Ended December 31,					Year Ended December 31,
				1/18/00†† to 12/31/00					2/29/00†† to 12/31/00

	2003	2002	2001			2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$4.29	$5.31	$6.54	$7.16		$4.29	$5.31	$6.54	$7.21

Income from Investment Operations:

Net investment income	0.04	0.05	0.15	0.18		0.04	0.05	0.15	0.16
Net realized and unrealized gain (loss) on investments	0.84	(0.96)	(1.14)	(0.61)		0.84	(0.96)	(1.14)	(0.66)

Total from Investment Operations	0.88	(0.91)	(0.99)	(0.43)		0.88	(0.91)	(0.99)	(0.50)

Less Distributions:

Distributions from net investment income	(0.04)	(0.05)	(0.18)	(0.18)		(0.04)	(0.05)	(0.18)	(0.16)
Dividends in excess of net investment income	—	(0.04)	—	—		—	(0.04)	—	—
Return of capital	—	(0.02)	—	—		—	(0.02)	—	—
Distributions from net realized capital gains	—	—	(0.06)	(0.01)		—	—	(0.06)	(0.01)

Total Distributions	(0.04)	(0.11)	(0.24)	(0.19)		(0.04)	(0.11)	(0.24)	(0.17)

Net Asset Value, End of Period	$5.13	$4.29	$5.31	$6.54		$5.13	$4.29	$5.31	$6.54

Total Return:	20.55%	(17.28)%	(15.18)%	(6.02	)%øø	20.55%	(17.28)%	(15.18)%	(7.19	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,665	$6,371	$7,965	$2,704		$1,431	$1,125	$1,316	$122
Ratio of expenses to average net assets	1.25%	1.26%	1.26%	1.26	%†	1.25%	1.26%	1.26%	1.26	%†
Ratio of net investment income to average net assets	0.77%	1.10%	2.72%	2.63	%†	0.77%	1.10%	2.72%	2.63	%†
Portfolio turnover rate	5.69%	39.28%	12.80%	9.14	%ø	5.69%	39.28%	12.80%	9.14	%ø
Without fee waiver and expense reimbursement:**
Ratio of expenses to average net assets	1.48%	1.80%	2.11%	6.04	%†	1.48%	1.80%	2.11%	6.04	%†
Ratio of net investment income (loss) to average net assets	0.54%	0.56%	1.86%	(2.15	)%†	0.54%	0.56%	1.86%	(2.15	)%†

See footnotes on page 40.

39

Financial Highlights

*	Commencement of investment operations.
**	The Manager, at its discretion, reimbursed certain expenses and waived management fees for the periods presented.
†

In computing the ratios of expenses and net investment income to average net assets, income and expenses other than organization expenses are annualized. Organization expenses are not annualized because they were a one-time expense incurred at the Series’ commencement of investment operations.

††	Commencement of issuance of shares.
ø	For the period 1/10/00 to 12/31/00.
øø

The total returns shown for each Class of shares from commencement of investment operations/issuance of shares to 12/31/00, are calculated from the later of the respective Fund’s commencement of investment operations date (1/10/00) or the initial issuance date of shares of the Class. The total returns for Class A shares were calculated from the commencement of investment operations date. Class B, C, and D shares of the Fund were offered to the public on the commencement of investment operations date, but were first issued on the respective dates shown in the table. If shares of each Class had been issued on the commencement of investment operations date, the total returns for each Class would have been as follows:

Time Horizon 30 Fund		Time Horizon 20 Fund		Time Horizon 10 Fund		Harvester Fund

Class A	(12.18)%	Class A	(8.83)%	Class A	(7.02)%	Class A	(4.99)%
Class B	(12.53)	Class B	(9.46)	Class B	(7.78)	Class B	(5.87)
Class C	(12.77)	Class C	(9.69)	Class C	(7.64)	Class C	(5.98)
Class D	(12.76)	Class D	(9.68)	Class C	(7.90)	Class D	(5.97)

These total returns have been computed from the commencement of investment operations date and incorporate the total return of Class A shares of the Fund from the commencement of investment operations date through the initial issuance dates of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date.

See Notes to Financial Statements.

40

Report of Independent Auditors

The Board of Directors and Shareholders,
Seligman Time Horizon/Harvester Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Seligman Time Horizon/Harvester Series, Inc. (comprising, respectively, Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund, and Seligman Harvester Fund), as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Series’ custodian and shareholder service agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Seligman Time Horizon/Harvester Series, Inc. as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
February 24, 2004

41

Directors and Officers
Information pertaining to the Directors and Officers of Seligman Time Horizon/Harvester Series is set forth below.

Independent Directors

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

Robert B. Catell (66)[3,4]

Chairman and Chief Executive Officer of KeySpan Corporation (diversified energy, gas and electrical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (except Seligman Cash Management Fund, Inc.); Director, Alberta Northeast Gas, Ltd., Boundary Gas Inc., Taylor Gas Liquids, Ltd., and The Houston Exploration Company (oil and gas exploration, development and production companies); Edison Electric Institute, New York State Energy Research and Development Authority, Independence Community Bank, Business Council of New York, Inc. New York City Partnership, and the Long Island Association (business and civic organizations).

•	Director: May 2003 to Date
•	Oversees 60 Portfolios in Fund Complex

John R. Galvin (74)[2,4]

Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Chairman Emeritus, American Council on Germany. Formerly, Governor of the Center for Creative Leadership; Director, Raytheon Co. (defense and commercial electronics) and USLIFE Corporation (life insurance). From June 1987 to June 1992, Mr. Galvin was the Supreme Allied Commander, Europe and the Commander-in-Chief, United States European Command.

•	Director: 1999 to Date
•	Oversees 61 Portfolios in Fund Complex

Alice S. Ilchman (68)[3,4]

President Emerita, Sarah Lawrence College; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Jeannette K. Watson Summer Fellowships (summer internships for col- lege students); Trustee, Save the Children (non-profit child-assistance organization) and the Committee for Economic Development; a Governor of the Court of Governors, London School of Economics; and Director, Public Broadcasting Service (PBS). Formerly, Chairman, The Rockefeller Foundation (charitable foundation) and Director, New York Telephone Company.

•	Director: 1999 to Date
•	Oversees 61 Portfolios in Fund Complex

Frank A. McPherson (70)[3,4]

Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, ConocoPhillips (integrated international oil corporation); Integris Health (owner of various hospitals); BOK Financial (bank holding company); Oklahoma Chapter of the Nature Conservancy; Oklahoma Medical Research Foundation; Boys and Girls Clubs of Oklahoma; Oklahoma City Public Schools Foundation and Oklahoma Foundation for Excellence in Education. Formerly, Director, Kimberly-Clark Corporation (consumer products) and the Federal Reserve System’s Kansas City Reserve Bank.

•	Director: 1999 to Date
•	Oversees 61 Portfolios in Fund Complex

See footnotes on page 45.

42

Directors and Officers
Information pertaining to the Directors and Officers of Seligman Time Horizon/Harvester Series is set forth below.

Independent Directors

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

John E. Merow (74)[2,4]

Retired Chairman and Senior Partner, Sullivan & Cromwell LLP (law firm); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Commonwealth Industries, Inc. (manufacturer of aluminum sheet products); Director and Treasurer, the Foreign Policy Association; Director Emeritus, Municipal Art Society of New York; Trustee and Secretary, the U.S. Council for International Business; Trustee and Vice Chairman, New York-Presbyterian Healthcare System, Inc.; Trustee, New York-Presbyterian Hospital; and Member of the American Law Institute and Council on Foreign Relations.

•	Director: 1999 to Date
•	Oversees 61 Portfolios in Fund Complex

Betsy S. Michel (61)[2,4]

Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Trustee, The Geraldine R. Dodge Foundation (charitable foundation) and World Learning, Inc. (international educational training). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI).

•	Director: 1999 to Date
•	Oversees 61 Portfolios in Fund Complex

Leroy C. Richie (62)[2,4]

Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (except Seligman Cash Management Fund, Inc.); Director, Kerr-McGee Corporation (diversified energy company) and Infinity, Inc. (oil and gas services and exploration); Director and Chairman, Highland Park Michigan Economic Development Corp. Formerly, Trustee, New York University Law Center Foundation; Vice Chairman, Detroit Medical Center and the Detroit Economic Growth Corp.; Chairman and Chief Executive Officer, Capital Coating Technologies, Inc. (applied coating technologies); and Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation.

•	Director: 2000 to Date
•	Oversees 60 Portfolios in Fund Complex

Robert L. Shafer (71)[3,4]		Retired Vice President, Pfizer Inc. (pharmaceuticals); Director or Trustee of each of the investment companies of the Seligman Group of Funds†. Formerly, Director, USLIFE Corporation (life insurance).
•	Director: 1999 to Date
•	Oversees 61 Portfolios in Fund Complex

James N. Whitson (68)[2,4]

Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, C-SPAN (cable television network) and CommScope, Inc. (manufacturer of coaxial cable). Formerly, Director and Consultant, Sammons Enterprises, Inc.

•	Director: 1999 to Date
•	Oversees 61 Portfolios in Fund Complex

See footnotes on page 45.

43

Directors and Officers
Information pertaining to the Directors and Officers of Seligman Time Horizon/Harvester Series is set forth below.

Interested Directors and Principal Officers

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

William C. Morris (65)[1]

Chairman, J. & W. Seligman & Co. Incorporated, Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Chairman, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc. (manufacturer of ceramic proppants for oil and gas industry); and Director, Seligman Data Corp. Formerly, Director, Kerr-McGee Corporation (diversified energy company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

•	Director and Chairman of the Board: 1999 to Date
•	Oversees 61 Portfolios in Fund Complex

Brian T. Zino (51)[1]

Director and President, J. & W. Seligman & Co. Incorporated; Chief Executive Officer, President and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data Corp.; Member of the Board of Governors of the Investment Company Institute; and Chairman, ICI Mutual Insurance Company.

•	Director and President: 1999 to Date
•	Chief Executive Officer: 2002 to Date
•	Oversees 61 Portfolios in Fund Complex

Charles W. Kadlec (57)

Managing Director, J. & W. Seligman & Co. Incorporated; Chief Investment Strategist for Seligman Advisors, Inc. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time Horizon Matrix, which is based on an investor’s time horizon to reaching goals, and Harvesting a Lifetime of Savings, a strategy addressing the unique concerns facing retirees.

•	Vice President and Portfolio Manager: 1999 to Date

Thomas G. Rose (46)

Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†, Seligman Services, Inc. and Seligman International, Inc. Formerly, Treasurer of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.

•	Vice President: 2000 to Date

See footnotes on page 45.

44

Directors and Officers
Information pertaining to the Directors and Officers of Seligman Time Horizon/Harvester Series is set forth below.

Interested Directors and Principal Officers

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

Lawrence P. Vogel (47)

Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds†; Treasurer, Seligman Data Corp. Formerly, Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc. and Seligman Data Corp.; Vice President, Seligman Services, Inc. and Vice President and Treasurer, Seligman International, Inc. and Treasurer, Seligman Henderson Co.

•	Vice President: 1999 to Date
•	Treasurer: 2000 to Date

Frank J. Nasta (39)

Managing Director, General Counsel, and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds†, Seligman Advisors, Inc., Seligman Services, Inc., Seligman International, Inc. and Seligman Data Corp. Formerly, Senior Vice President, Law and Regulation, J. & W. Seligman & Co. Incorporated; and Corporate Secretary, Seligman Henderson Co.

•	Secretary: 1999 to Date

The Fund’s Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

ø

The address for each of the directors and officers is 100 Park Avenue, 8th floor, New York, NY 10017. Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board of Directors.

†	The Seligman Group of Funds consists of 23 registered investment companies.

*

Mr. Morris and Mr. Zino are considered “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1	Executive Committee
	2	Audit Committee
	3	Director Nominating Committee
	4	Board Operations Committee

45

Glossary of Financial Terms

Capital Gain Distribution — A payment to mutual fund shareholders of profits realized on the sale of securities in a fund’s portfolio.

Capital Appreciation/Depreciation — An increase or decrease in the market value of a mutual fund’s portfolio securities, which is reflected in the net asset value of the fund’s shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding — The change in the value of an investment as shareholders receive earnings on their investment’s earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year’s earnings.

Contingent Deferred Sales Charge (CDSC) — Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund. The CDSC expires after a fixed time period.

Dividend — A payment by a mutual fund, usually derived from the fund’s net investment income (dividends and interest less expenses).

Dividend Yield — A measurement of a fund’s dividend as a percentage of the maximum offering price or net asset value.

Expense Ratio — The cost of doing business for a mutual fund, expressed as a percent of the fund’s net assets.

Investment Objective — The shared investment goal of a fund and its shareholders.

Management Fee — The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares — Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are “classes” of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) — A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share — The market worth of one fund share, obtained by adding a mutual fund’s total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price — The price at which a mutual fund’s share can be purchased. The offering price per share is the current net asset value plus any sales charge.

46

Glossary of Financial Terms

Portfolio Turnover — A measure of the trading activity in a mutual fund’s investment portfolio that reflects how often securities are bought and sold.

Prospectus — The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund’s investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund’s finan-cial highlights.

SEC Yield — SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semi-annual compounding.

Securities and Exchange Commission —The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information — A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

Total Return — A measure of a fund’s performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Wash Sale — A sale of securities in which a taxpayer has acquired substantially identical securities within a period beginning thirty days before and ending thirty days after the date of the sale (a sixty-one day period). A loss resulting from such a sale is not currently deductible for federal income tax purposes, but a gain is taxable.

Yield on Securities — For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

Adapted from the Investment Company Institute’s 2002 Mutual Fund Fact Book and the AICPA Audit and Accounting Guide: Audits of Investment Companies dated May 1, 2001.

47

THF2 12/03

ITEM 2.	CODE OF ETHICS.
As of December 31, 2003, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's board of directors has determined that Mr. James N. Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is "independent" as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2003	2002

Audit Fees	$44,296	$43,100
Audit-Related Fees	—	—
Tax Fees	8,400	8,000
All Other Fees	1,897	2,608

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant’s pro-rata share of amounts for services related to documentation of certain internal control procedures for the registrant and certain other associated investment companies.

Aggregate fees billed by the registrant’s principal accountant for the last two fiscal years for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

	2003	2002

Audit-Related Fees	$126,130	$135,355
Tax Fees	7,500	18,450

2

Audit-related fees include amounts for (i) attestation services for the registrant’s shareholder service agent; (ii) review of certain internal controls of such shareholder service agent’s sub-agent; (iii) performance of certain agreed-upon procedures relating to certain services performed by the registrant’s distributor; and (iv) actuarial services provided prior to May 6, 2003 to the registrant’s investment adviser and shareholder service agent (such services were no longer permitted to be performed for the shareholder service agent after May 5, 2003). Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant’s shareholder service agent.

(e) (1) The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser’s affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

(2) No services included in (b) – (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $143,927 and $164,413, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant’s independence.

3

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10.	EXHIBITS.
(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers

(a)(2)	Code of Ethics for Principal Executive and Principal Financial Officers

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:	March 5, 2004

By:	/S/LAWRENCE P. VOGEL Lawrence P. Vogel VicePresident, Treasurer and Chief Financial Officer

Date:	March 5, 2004

5

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers

(a)(2)	Code of Ethics for Principal Executive and Principal Financial Officers

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.

6

EXHIBIT ITEM 10 (a)(1)
CODE OF ETHICS
FOR PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS
(Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002)

I.	Covered Officers/Purpose of the Code

This code of ethics (the “Code”) for each of the registered investment companies managed by J. & W. Seligman & Co. Incorporated (“Seligman”) (collectively, “Funds” and each a “Fund”) applies to each Fund’s Principal Executive Officer and Principal Financial Officer (the “Covered Officers” each of whom is set forth in Exhibit A) for the purpose of promoting:

•	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•

full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by a Fund;

•	compliance with applicable laws and governmental rules and regulations;

•	the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

•	accountability for adherence to the Code.

Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II.	Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest Overview.

A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his service to, a Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

Certain conflicts of interest arise out of the relationships between Covered Officers and a Fund and already are subject to conflict of interest provisions in the

1

Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with a Fund because of their status as “affiliated persons” of the Fund. The Funds’ and Seligman’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between a Fund and Seligman of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for a Fund or for Seligman, or for both), be involved in establishing policies and implementing decisions that will have different effects on Seligman and the Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between a Fund and Seligman and is consistent with the performance by the Covered Officers of their duties as Officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of a Fund.

*      *      *

Each Covered Officer must:

•

not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by a Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;

•	not cause a Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund;

•	report at least annually any business affiliations or other business relationships (including those of immediate family members) that have the potential to raise conflicts of interests.

2

These are some conflicts of interest situations that should not occur unless specifically pre-approved by Seligman’s General Counsel, Associate General Counsel or Director of Compliance:

•	service as a director on the board of any public or private company;

•	the receipt of any gifts of significant value or cost from any company with which a Fund has current or prospective business dealings;

•

the receipt of any entertainment from any company with which a Fund has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent nor so extensive as to raise any question of impropriety;

•

any ownership interest in, or any consulting or employment relationship with, any of the Fund’s non-public service providers, other than Seligman, Seligman Advisors, Inc., Seligman Services, Inc., Seligman Data Corp. or any affiliated person thereof;

•

a direct or indirect financial interest in commissions, transaction charges or spreads paid by a Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III.	Disclosure and Compliance

•	each Covered Officer should familiarize himself with the disclosure requirements generally applicable to a Fund;

•

each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about a Fund to others, whether within or outside the Fund, including to the Fund’s directors and auditors, and to governmental regulators and self-regulatory organizations;

•

each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of a Fund and Seligman with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and

•	it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

3

IV.	Reporting and Accountability

Each Covered Officer must:

•	upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;

•	annually thereafter affirm to the Board that he has complied with the requirements of the Code;

•	not retaliate against any other Covered Officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

•	notify Seligman’s General Counsel, Associate General Counsel or Director of Compliance promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code.

Seligman’s General Counsel (or his designee) is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation.[1] However, any approvals or waivers[2] granted to the Covered Officer will be promptly reported to the Chairman of the appropriate Fund’s Board Operations Committee and reported to the appropriate Fund’s Board at its next regular meeting.

The following procedures will be followed in investigating and enforcing this Code:

•	Seligman’s General Counsel (or his designee) will take all appropriate action to investigate any potential violations reported to him;

•	if, after such investigation, Seligman’s General Counsel believes that no violation has occurred, he is not required to take any further action;.

•	any matter that the General Counsel believes is a violation will be reported to the appropriate Board;

•	if the appropriate Board concurs that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate

__________

1 The General Counsel (or his designee) is authorized to consult, as appropriate, with counsel to the Funds and the Independent Directors, and is encouraged to do so.
2 “Waiver” is defined as “the approval by the registrant of a material departure from a provision of the code of ethics” and “implicit waiver,” which must also be disclosed, is defined as “the registrant’s failure to take action within a reasonable period of time regarding a material departure from a provision of the code of ethics that has been made known to an executive officer” of the registrant.

4

modifications to, applicable policies and procedures; notification to appropriate personnel of Seligman or its board; or a recommendation to dismiss the Covered Officer; and

•	any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.	Other Policies and Procedures

          This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, Seligman, Seligman Advisors, Inc., Seligman Services, Inc., Seligman Data Corp., or other service providers or any of their affiliates govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds’, Seligman’s and Seligman Advisors, Inc.‘s and their affiliates’ codes of ethics under Rule 17j-1 under the Investment Company Act and any other policies and procedures of such entities are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.	Amendments

          Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of the independent directors.

VII.	Confidentiality

          All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Fund’s Board and its counsel, members of Seligman’s Board of Directors and members of Seligman’s Law and Regulation Department.

VIII.	Internal Use

          This Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion.

September 18, 2003

5

Exhibit A

Persons Covered by this Code of Ethics

Principal Executive Officer	-	Brian T. Zino
Principal Financial Officer	-	Lawrence P. Vogel

6